Expense Example {- Aggressive Growth Allocation Fund} - NF_05.31 Equity Asset Allocation Funds_Combo PRO-01 - Aggressive Growth Allocation Fund - Aggressive Growth Allocation Fund	Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	$ 10